Revenues and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disaggregation of Revenue [Abstract]
Schedule of Disaggregation of Revenue	disaggregated revenues by types were as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Degree- or diploma-oriented post-secondary courses	1,904,957	1,636,256	1,087,413
Professional certification preparation, professional skills and interest courses	268,118	794,700	1,115,542
Subtotal Online educational courses	2,173,075	2,430,956	2,202,955
Commissions	19,985	50,465	46,271
Others	11,286	28,979	79,592
Total revenues	2,204,346	2,510,400	2,328,818
Less: VAT related surcharges	(555)	(2,583)	(5,717)
Total net revenues	2,203,791	2,507,817	2,323,101

Schedule of Movements of the Deferred Revenue

The movements of the deferred revenue for the years ended December 31, 2021 and 2022 were as follows (1):

	As of December 31,
	2021	2022
	RMB	RMB
Beginning balance (current and non-current)	3,024,443	2,348,179
Additions	1,930,075	1,606,642
Deductions	(2,606,339)	(2,263,875)
Ending balance (current and non-current)	2,348,179	1,690,946
Deferred revenue, current	1,266,948	986,086
Deferred revenue, non-current	1,081,231	704,860

(1)
Amounts presented are inclusive of VAT (see VAT in Note 2).